GOING CONCERN (Details Narrative) - USD ($)	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Working capital deficit	$ 612,269
Stockholders' deficit	$ 1,009,769	$ 808,693	$ 2,036,440	$ 5,338,066